[Graphic Omitted]

--------------------------------------------------------
COLONIAL INVESTMENT GRADE MUNICIPAL TRUST  ANNUAL REPORT
--------------------------------------------------------

NOVEMBER 30, 1999

PRESIDENT'S MESSAGE

DEAR SHAREHOLDERS:

This is the first shareholder report for Colonial Investment Grade Municipal Trust's new fiscal year, which has changed from December 31 To November 30. This report will cover the 11-month period from December 31, 1998 to November 30, 1999.

The U.S. bond market continued to show negative returns during the past year, as interest rates across the board rose steadily throughout the 11-month period. The rise in bond yields over the past year has come primarily in response to continued economic strength in the U.S. and a dramatic recovery in the economies of Southeast Asia and Japan. This growth has caused concern among bond investors that inflation could potentially begin to increase if the economy becomes "overheated."

In the bond market, rising interest rates can hurt performance because as rates rise, prices fall. However, in a declining bond market, municipal bonds usually outperform their Treasury counterparts. This again occurred in 1999, illustrating the attractiveness of municipals for investors seeking tax-free income.

The Fund's performance was affected by the significant rise in interest rates, posting negative returns for the 11-month period. Although steps were taken to mitigate the impact of rising rates, the Fund's investment-grade holdings, which are highly liquid, experienced price declines along with the rest of the market.

In the pages that follow, the Fund's portfolio manager will provide more specific information about its performance and the strategies employed during the fiscal year. As always, thank you for choosing Liberty Funds, and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    January 12, 2000

---------------------------
Not FDIC  May Lose Value
Insured   -----------------
          No Bank Guarantee
---------------------------

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

HIGHLIGHTS

o   MUNICIPALS OUTPERFORMED TREASURY BONDS DURING THE PERIOD

    Municipal bonds were slightly undervalued at the start of the period, and they gained value, relative to Treasury bonds, during the year. The yield on the 30-year AAA-rated general obligation (GO) bond -- a benchmark of municipal bond market performance -- rose from 4.86% on December 31, 1998 to 5.73% on November 30, 1999.

o   RISING RATES MADE FOR A CHALLENGING YEAR IN THE BOND MARKET

    During the period, short-, mid- and long-term interest rates rose dramatically. These increases significantly affected bond performance in every sector because bond prices move in the opposite direction of yields. Municipal bonds were no exception, although their declines were mitigated somewhat by a reduction in supply.

o   PORTFOLIO MANAGERS' COMMENTARY

    During the period, the Fund had a total return of negative 5.50%, based on net asset value. The declines in the Fund and the Lehman Brothers Municipal Bond Index reflect the difficult market conditions of the past year. In addition, the Fund issued preferred shares during the period, which are designed to enhance yield. By increasing the Fund's duration, preferred shares can increase the portfolio's sensitivity to changes in interest rates and, by paying a short-term variable rate to other investors, can increase the potential for volatility in the dividend rate. However, we employ certain hedging techniques that are designed to reduce these risks.

                                            -- WILLIAM LORING AND BRIAN HARTFORD

                     TOTAL RETURNS FOR THE LEHMAN BROTHERS
                   MUNICIPAL BOND INDEX, 12/31/98 - 11/30/99

                 Lehman Brothers
               Municipal Bond Index
--------------------------------------------------------------------------------
12/31/98                $10,000
    1/99                 10,119
    2/99                 10,074
    3/99                 10,088
    4/99                 10,113
    5/99                 10,055
    6/99                  9,910
    7/99                  9,946
    8/99                  9,866
    9/99                  9,870
   10/99                  9,763
11/30/99                  9,867

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

TOTAL RETURN, ASSUMING REINVESTMENT
OF ALL DISTRIBUTIONS
(12/31/98 - 11/30/99):

NAV                          (5.50)%
------------------------------------
Market Price                (14.64)%
------------------------------------

DISTRIBUTIONS DECLARED
PER COMMON SHARE

PRICE PER SHARE AS OF 11/30/99:

(1/1/99 - 11/30/99): $0.524(1)

NAV                           $10.31
------------------------------------
Market Price                  $ 9.06
------------------------------------

(1) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

QUALITY BREAKDOWN AS OF
11/30/99

AAA                             56.6%
------------------------------------
AA                              17.6%
------------------------------------
A                               11.1%
------------------------------------
BBB                              4.7%
------------------------------------
Non-rated                        9.8%
------------------------------------
Cash equivalents                 0.2%
------------------------------------

TOP FIVE INDUSTRY SECTORS
AS OF 11/30/99

Local General Obligations      15.1%
------------------------------------
Hospitals                      14.0%
------------------------------------
Education                       7.4%
------------------------------------
State General Obligations       7.3%
------------------------------------
Water & Sewer                   7.2%
------------------------------------

Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdown represent the highest rating assigned to a particular bond by one of the following respected ratings agencies: Standard & Poor's Corp., Moody's Investor Service, Inc. or Fitch Investors Service.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this quality breakdown or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

--------------------
INVESTMENT PORTFOLIO
--------------------

November 30, 1999
(In thousands)

MUNICIPAL BONDS - 98.9%                                  PAR         VALUE
---------------------------------------------------------------------------
EDUCATION - 8.2%
EDUCATION- 7.3%
CA State Educational Facilities Authority,
  Santa Clara University, Series 1996,
  5.000% 09/01/15                                    $   800      $    831
IL Chicago, State University Auxiliary Facilities,
  Series 1998,
  5.500% 12/01/23                                      1,085         1,013
MA State College Building Authority,
  Series 1999-A,
  (a) 05/01/23 (b)                                     2,710           653
MA State Industrial Finance Agency,
  Tabor Academy, Series 1998,
  5.400% 12/01/28                                      1,000           868
MN Univeristy of Minnesota:
  Series 1996-A:
  5.750% 07/01/14                                        500           513
  5.500% 07/01/21                                      2,000         1,931
MO State Health & Educational Facilities
  Authority Central Institute for the Deaf,
  Series 1999,
  5.850% 01/01/22                                        600           572
NY St. Lawrence County Industrial Development
  Agency, St. Lawrence University, Series 1998-A,
  5.500% 07/01/13                                      1,465         1,472
RI State Health & Educational Buildings Corp.,
  Roger Williams University,
  Series 1998,
  5.125% 11/15/12                                      1,000           971
TX Texas Tech University, Series 1999,
  5.000% 02/15/29                                      5,000         4,278
                                                                  --------
                                                                    13,102
                                                                  --------
STUDENT LOAN - 0.9%
NE Nebhelp, Inc., Series 1993 A-6,
  6.450% 06/01/18 (b)                                  1,500         1,520
                                                                  --------
--------------------------------------------------------------------------
HEALTHCARE - 17.6%
CONGREGATE CARE RETIREMENT - 0.3%
OR Clackamas County Hospital Facilities Authority,
  Willamette View, Series 1999-A,
  7.500% 11/01/29 (c)                                    600           581
                                                                  --------
HOSPITAL - 13.9%
AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare,  Series 1989,
  11.000% 10/01/19 (d)                                   935           514
AZ Maricopa County Industrial Development Authority:
  Clinic Hospital, Series 1998,
  5.250% 11/15/37                                      3,000         2,605
National Health Facilities II Project,
  5.100% 01/01/33                                      2,500         2,152
CA State Health Facilities Financing Authority,
  Cedars-Sinai Medical Center, Series 1999-A,
  6.125% 12/01/30                                      1,000           979
FL Orange County Health Facilities Authority,
  Orlando Regional Healthcare System: Series 1999,
  6.000% 10/01/26                                        400           386
  Series 1996-C:
  6.250% 10/01/13                                      2,460         2,662
IL Health Facility Authority, Seires 1992-B,IFRN
  (variable rate)
  9.821% 05/01/21                                        700           772
IL Southwestern Illinois Development Authority,
  Anderson Hospital, Series 1999,
  5.375% 08/15/15                                        380           329
IL State Development Finance Authority, Adventist
  Health System, Series 1999,
  5.500% 11/15/20                                      1,000           868
LA Jefferson Parish Hospital Service
  District 2, Series 1998,
  5.250% 07/01/12                                      1,000           975
MA State Health & Educational Facilities
  Authority, South Shore Hospital, Series 1999-F,
  5.750% 07/01/29                                      1,000           912
MN Rochester, Mayo Foundation, Series 1998-A,
  5.500% 11/15/27                                      1,000           942
NC State Medical Care Commission, Gaston Health
  Care, Series 1998,
  5.000% 02/15/29                                      5,000         4,183
NH Higher Educational and Health Facilities
  Catholic Medical Center, Series 1989,
  6.000% 07/01/17                                      2,500         2,434
NV Henderson, Catholic Healthcare West,
  Series 1999-A,
  6.750% 07/01/20 (c)                                    500           499
TN Metropolitan Government, Nashville & Davidson
  Counties, Meharry Medical College, Series 1996,
  6.000% 12/01/16                                      1,575         1,633
UT Weber County, IHC Health Services, Inc.,
  Series 1999,
  5.000% 08/15/30                                      2,300         1,920
                                                                  --------
                                                                    24,765
                                                                  --------
INTERMEDIATE CARE FACILITIES - 0.3%
IL State Development Finance Authority, Hoosier
  Care, Inc., Series 1999-A,
  7.125% 06/01/34                                        495           462
                                                                  --------
NURSING HOME - 3.1%
CO Health Care Facilities Authority Pioneer Health
  Care, Series 1989,
  10.500% 05/01/19                                     1,710         1,723
DE State Economic Development Authority, Churchman
  Village Project,
  Series A, 10.000% 03/01/21                             965         1,147

FL Escambia County, Beverly Enterprises-Florida,
  Inc., Series 1985,
  9.800% 06/01/11                                        175           183
PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc.,
  Series 1989,
  10.125% 05/01/19 (d)                                 1,204           903
PA Delaware County Authority, Main Line and
  Haverford Nursing, Series 1992,
  9.000% 08/01/22                                        590           642
WI State Health & Educational Facilities
  Authority, Meto Health Foundation, Inc.,
  Series 1993,
  10.000% 11/01/22 (d) (e)                             1,300         1,040
                                                                  --------
                                                                     5,638
                                                                  --------
--------------------------------------------------------------------------
HOUSING - 3.0%
ASSISTED LIVING/SENIOR - 0.3%
TX Bell County Health Facilities Development
  Corp., Care Institutions, Inc.,
  9.000% 11/01/24                                        500           548
                                                                  --------
MULTI-FAMILY - 1.8%
MN White Bear Lake, Birch Lake Townhomes Project,
  Series 1989-A
  10.250% 07/15/19                                       775           775
  Series 1989-B,
  (a) 07/15/19 (f)                                       706           212
Resolution Trust Corp., Pass Through Certificates
  Series 1993-A,
  9.250% 12/01/16                                      2,124         2,142
                                                                  --------
                                                                     3,129
                                                                  --------
SINGLE-FAMILY - 0.9%
IN State Housing Finance Authority Single Family
  Mortgage-GNMA Series
  1990-D, 7.800% 01/01/22                                 80            84
LA Louisiana Housing Finance Agency, Residual Lien
  Mortgage, Series 1992,
  7.375% 09/01/13 (f)                                    350           360
NE State Investment Finance Authority,
  7.550% 03/15/22                                        100           102
OH State Housing Finance Agency,
  Series B-4,
  9.162% 03/31/31                                      1,065         1,133
                                                                  --------
                                                                     1,679
                                                                  --------
--------------------------------------------------------------------------
INDUSTRIAL - 1.2%
MANUFACTURING - 1.0%
MN Brooklyn Park, TL Systems Corp., Series 1991,
  10.000% 09/01/16                                       885         1,018
MN Buffalo, Von Ruden Manufacturing, Inc.,
  Series 1989,
  10.500% 09/01/14                                       505           524
MO State Development Finance Board,
  Procter & Gamble Co., Series 1999,
  5.200% 03/15/29                                        250           218
                                                                  --------
                                                                     1,760
                                                                  --------
METALS & MINING - 0.2%
VA Peninsula Ports Authority, Ziegler Coal
  Project, Series 1997,
  6.900% 05/02/22                                        500           440
                                                                  --------
---------------------------------------------------------------------------
OTHER - 5.7%
OTHER - 0.5%
NY TSASC, Inc., Series 1999-1,
  6.250% 07/15/34                                      1,000           970
                                                                  --------
REFUNDED/ESCROWED - 5.2% (g)
CA California State, Series 1995,
  5.750% 03/01/19                                      1,930         2,053
CA San Joaquin Hills Transportation Corridor
  Agency, Series 1993,
  (a) 01/01/23 (b)                                     5,250         1,323
CO Denver City and County Airport,
  Series B,
  7.250% 11/15/23                                        205           224
DC Hospital, Washington Hospital Center,
  Series 1990-A,
  8.750% 01/01/15                                        615           655
DE State Economic Development Authority, Riverside
  Hospital, Series 1992-A,
  9.500% 01/01/22                                        225           269
FL Clearwater Housing Authority, Hampton
  Apartments, Series 1994,
  8.250% 05/01/24                                        700           807
MI Wayne County Building Authority,
  Series 1992-A,
  8.000% 03/01/17                                        250           273
MN Mille Las Capital Improvement Authority, Mille
  Las Band of Chippewa, Series 1992-A,
  9.250% 11/01/12                                        235           271
NC Lincoln County, Lincoln County Hospital,
  9.000% 05/01/07                                        145           165
TN Metropolitan Government, Nashville & Davidson
  Counties,
  6.150% 05/15/25                                      1,000         1,059
TN Shelby County, Health, Education, & Housing
  Facilities Board, Open Arms Development Center:
  Series 1992-A,
  9.750% 08/01/19                                        445           578
  Series 1992-C,
  9.750% 08/01/19                                        445           578
TX Bexar Metropolitan Water District,
  5.000% 05/01/19                                      1,000           941
                                                                  --------
                                                                     9,196
                                                                  --------
--------------------------------------------------------------------------
OTHER REVENUE - 0.5%
RECREATION
DC District of Columbia, Smithsonian Institute,
  Series 1997,
  5.000% 02/01/28                                      1,000           849
                                                                  --------
--------------------------------------------------------------------------
RESOURCE RECOVERY - 1.2%
DISPOSAL
IL Development Finance Authority, Waste
  Management, Inc., Series 1997,
  5.050% 01/01/10                                        500           425
MA State Industrial Finance Agency:
Peabody Monofill Associates, Inc., Ogden Hill
  Project, Series 1995,
  9.000% 09/01/05                                        195           205
  Series 1998-A,
  5.450% 12/01/12                                      1,250         1,162
MI State Strategic Fund, United Waste Systems,
  Inc., Series 1995,
  5.200% 04/01/10                                        500           437
                                                                  --------
                                                                     2,229
                                                                  --------
--------------------------------------------------------------------------
TAX-BACKED - 33.6%
LOCAL APPROPRIATED - 0.8%
MN Hibbing Economic Development Authority,
  6.400% 02/01/12                                        335           333
TX Houston Independent School District Public
  Facilities Corp., Series 1998-A,
  (a) 09/15/13 (b)                                     2,500         1,133
                                                                  --------
                                                                     1,466
                                                                  --------
LOCAL GENERAL OBLIGATIONS - 15.0%
AK Anchorage, Series 1999,
  5.125% 12/01/13                                      1,000           959
CO El Paso County School District No. 11,
  Series 1996,
  7.125% 12/01/19                                      1,870         2,159
CO Highlands Ranch Metropolitan District,
  Series 1996,
  6.500% 06/15/11                                      1,375         1,530
IL Chicago:
  Series 1995 A-2,
  6.250% 01/01/14                                      1,480         1,585
  Series 1999,
  5.500% 01/01/23                                      1,000           952
IL Chicago Board of Education,
  Series 1997-A,
  5.250% 12/01/30                                      7,000         6,194
IL Cook County, Series 1997-A,
  5.625% 11/15/22                                      2,100         2,002
IL St. Clair County Public Building Commission,
  (a) 12/01/13 (b)                                     2,000           904
IL St. Clair County, Series 1999,
  (a) 10/01/16 (b)                                     2,000           736
MI St. Johns Public School, Series 1998,
  5.100% 05/01/25                                      1,000           888
MN Minneapolis-St. Paul Metropolitan Airports
  Commission, Series 1998-13,
  5.250% 01/01/13                                      1,000           982
NY New York City, Series 1997-A,
  7.000% 08/01/07                                      2,000         2,221
NY Yonkers, Series 1999-A,
  4.500% 12/01/17                                      1,000           833
OH Olmsted Falls School District,
  Series 1999:
  5.500% 12/01/00                                        340           344
  5.500% 12/01/01                                        360           357
  5.500% 12/01/02                                        380           375
PA Philadelphia School District Series B,
  5.500% 09/01/18                                      2,000         1,910
TX La Joya Independent School District, Series 1998,
  5.500% 02/15/12                                      1,000         1,006
WA King County, Series 1998-B,
  5.000% 01/01/30                                      1,000           843
                                                                  --------
                                                                    26,780
                                                                  --------
SPECIAL NON-PROPERTY TAX - 3.6%
FL Tampa Sports Authority, Tampa Bay Arena
  Project, Series 1995,
  5.750% 10/01/25                                      1,000           992
NM Dona Ana County, Series 1998,
  5.500% 06/01/15                                      1,000           990
NY Metropolitan Transportation Authority,
  Series 1998-A,
  4.500% 04/01/18                                      1,000           833
NY State Local Government Assistance Corp.,
  Series 1993-E,
  5.000% 04/01/21                                      3,000         2,661
WV State Building Commission,
  Series 1997-A,
  5.250% 07/01/09                                      1,000         1,009
                                                                  --------
                                                                     6,485
                                                                  --------
SPECIAL PROPERTY TAX - 0.9%
CA Capistrano Unified School District, Ladera
  Community Facilities District No.98-2, Series
  1999,
  5.750% 09/01/29                                        345           307
CA Contra Costa County Public Financing Authority,
  Series 1992-A,
  7.100% 08/01/22                                      1,000         1,065
FL Lexington Oaks Community Development District,
  Series 1998-B,
  5.500% 05/01/05                                        190           185
                                                                  --------
                                                                     1,557
                                                                  --------
STATE APPROPRIATED - 6.1%
IN State Office Building Commission, Women's Prison,
  Series B,
  6.250% 07/01/16                                      2,820         2,997
NY New York State Dormitory Authority
  Consolidation City University, Series 1993-A,
  5.750% 07/01/18                                      5,000         4,910
  Mental Health Services, Series 1998-C,
  5.000% 02/15/11                                      1,485         1,418
NY State Medical Care Facilities Finance Agency,
  Mental Health Services Facilities Improvement,
  Series 1991-A,
  7.500% 02/15/21                                        100           105
NY State Urban Development Corp.,
  5.600% 04/01/15                                      1,000           984
WV State Building Commission,
  Series 1998-A,
  5.375% 07/01/18                                        500           478
                                                                  --------
                                                                    10,892
                                                                  --------
STATE GENERAL OBLIGATIONS - 7.2%
CA State, Series 1995,
  5.750% 03/01/19                                         70            70
DC District of Columbia, Series 1999-A,
  5.375% 06/01/18                                      1,250         1,159
PR Commonwealth of Puerto Rico Aqueduct & Sewer
  Authority:
  6.250% 07/01/12                                      1,000         1,096
  6.250% 07/01/13                                        750           819
TX State, Series 1999-ABC:
  5.500% 08/01/12 (b)                                  2,000         2,027
  5.500% 08/01/35                                      2,000         1,849
WA State, Series 1999-B,
  5.000% 01/01/24 (b)                                  6,750         5,880
                                                                  --------
                                                                    12,900
                                                                  --------
--------------------------------------------------------------------------
TRANSPORTATION - 12.3%
AIR TRANSPORTATION - 1.2%
IN Indianapolis Airport Authority, Federal Express
  Corp., Series 1994,
  7.100% 01/15/17                                      1,000         1,057
NY Port Authority of New York & New Jersey, JFK
  International Air Terminal, Series 6,
  6.250% 12/01/08                                      1,000         1,073
                                                                  --------
                                                                     2,130
                                                                  --------
AIRPORT - 5.0%
CO Denver City & County Airport:
  Series 1997-E,
  5.250% 11/15/23                                      2,000         1,801
  Series 1998-B,
  5.000% 11/15/25                                      1,800         1,545
  Series B,
  7.250% 11/15/23                                        795           847
MA State Port Authority:
  Series 1998-D,
  5.000% 07/01/28                                      3,500         3,000
  Series 1999,
  7.250% 07/01/29                                      1,000           931
MI Wayne County, Detroit Metropolitan Airport,
  Series 1998-A,
  5.000% 12/01/22 (b)                                  1,000           851
                                                                  --------
                                                                     8,975
                                                                  --------
TOLL FACILITIES - 4.9%
CA Foothill/Eastern Transportation Corridor
  Agency, Series 1995-A,
  5.000% 01/01/35                                      1,000           825
CA San Joaquin Hills Transportation Corridor
  Agency, Series A,
  (a) 01/15/15 (b)                                     2,000           847
CO State Public Highway Authority, E-470, Series B,
  (a) 09/01/11 (b)                                     2,000         1,051
IL Chicago, Skyway Bridge, Series 1996,
  5.375% 01/01/16                                      1,750         1,671
MA State Turnpike Authority, Series 1999-A,
  5.000% 01/01/39                                      3,900         3,249
NH State Turnpike Systems,
  Series 1991-C, IFRN (variable rate),
  8.613% 11/01/17                                      1,000         1,156
                                                                  --------
                                                                     8,799
                                                                  --------
TRANSPORTATION - 1.2%
CA San Mateo County Transportation District,
  Series 1998-A,
  4.500% 06/01/18                                      1,000           843
IL Regional Transportation Authority,
  Series C,
  7.750% 06/01/20                                      1,000         1,225
                                                                  --------
                                                                     2,068
                                                                  --------

--------------------------------------------------------------------------
UTILITY - 15.6%
INVESTOR OWNED - 3.5%
IN Petersburg Pollution Control, Indianapolis
  Power & Light Company, Series 1993-B,
  5.400% 08/01/17 (b)                                  3,000         2,876
MS State Business Finance Corp., Systems Energy
  Resouces Project, Series 1998,
  5.875% 04/01/22                                      1,000           883
WV Pleasant County, Western Pennsylvania Power
  Co., Series 1999-E,
  5.500% 04/01/29 (b)                                  2,750         2,515
                                                                  --------
                                                                     6,274
                                                                  --------
JOINT POWER AUTHORITY - 2.5%
IN Indianapolis, Citizens Gas & Coke Utility,
  Series 1998-A,
  5.250% 08/15/11                                      1,000           993
IN State Municipal Power Agency, Series B,
  6.000% 01/01/12                                      2,000         2,115
NC State Municipal Power Agency, Catawba Electric
  No. 1, Series 1998-A,
  5.500% 01/01/15                                        640           629
NE American Public Energy Agency, Public Gas
  Agency-Western Project, Series 1999-A,
  5.250% 06/01/11                                        750           736
                                                                  --------
                                                                     4,473
                                                                  --------
MUNICIPAL ELECTRIC - 2.4%
CA Sacramento Municipal Utilities District, Series L,
  5.125% 07/01/22                                      1,850         1,666
NC University of North Carolina at
  Chapel Hill,
  (a) 08/01/14                                         1,000           435
NE Public Power District, Series 1998-A,
  5.250% 01/01/11                                      1,000           997
TN Metropolitan Government, Nashville & Davidson
  Counties, Series 1996-A,
  (a) 05/15/09 (b)                                     1,825         1,108
                                                                  --------
                                                                     4,206
                                                                  --------
WATER & SEWER - 7.2% CT State Clean Water Fund,
  Series 1999,
  5.125% 09/01/14                                      1,000           963
FL Miami-Dade County, Series 1999-A,
  5.000% 10/01/29 (b)                                  4,135         3,584
MA State Water Resources Authority:
  Series 1997-D,
  5.000% 08/01/24                                      3,000         2,606
  Series 1998-B,
  4.500% 08/01/22 (b)                                  3,000         2,418
MS V Lakes Utility District,
  8.250% 07/15/24                                        140           112
PA Erie Sewer Authority,
  5.625% 06/01/17                                      1,500         1,569
WA King County, Series 1999,
  5.250% 01/01/30                                      1,750         1,546
                                                                  --------
                                                                    12,798
                                                                  --------
TOTAL MUNICIPAL BONDS (cost of $180,555) (h)                       176,671
                                                                  --------

OPTIONS - 0.1%                                     CONTRACTS         VALUE
--------------------------------------------------------------------------

March 2000 Treasury Bond Put Strike
  price 91.875,
  expiration 02/19/00                                 13,700         $  86
March 2000 Treasury Bond Call Strike
  price 98.000,
  expiration 02/19/00                                  9,400            25
                                                                  --------
TOTAL OPTIONS (cost of $310)                                           111
                                                                  --------
TOTAL INVESTMENTS -- 99.0% (cost of $180,865)                      176,782
                                                                  --------

SHORT-TERM OBLIGATIONS - 0.2%                           PAR
--------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (i)
IL Health Facilities Authority Central Dupage
  Hospital Daily,
  3.750% 11/01/20                                        100           100
IL State Development Finance Authority, Council
  for Jewish Elderly, Series 1995,
  3.900% 03/01/15                                        200           200
MI Farmington Hills Hospital Finance Authority,
  Botsford General Hospital, Series 1991-B,
  3.450% 02/15/16                                        100           100
                                                                  --------
TOTAL SHORT-TERM OBLIGATIONS                                           400
                                                                  --------

OTHER ASSETS - NET - 0.8%                                            1,484
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                               $178,666
                                                                  --------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------
(a) Zero coupon bond.
(b) These securities, or a portion thereof, with a total market value of $26,963, are being used to collateralize the delayed delivery purchases indicated in note (c) below and open futures contracts.
(c) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
(d) This issuer is in default of certain debt covenants. Income is not being accrued.
(e) This is a restricted security which was acquired on February 25, 1996 at a cost of $1,432. The security represents 0.8% of the Fund's net assets as of November 30, 1999.
(f) Accrued interest accumulates in the value of the security and is payable at redemption.
(g) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the payment of principal and interest.
(h) Cost for federal income tax purposes is the same.
(i) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1999.

                ACRONYM                                 NAME
                -------                                 ----
                  IFRN                       Inverse Floating Rate Note

Short futures contracts open at November 30, 1999,

                          PAR VALUE                           UNREALIZED
                          COVERED BY        EXPIRATION       APPRECIATION
         TYPE             CONTRACTS           MONTH          AT 11/30/99
------------------------------------------------------------------------------
Treasury Bond              $24,300            March              $290
                                                                 ====

See note to financial statements.

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------
November 30, 1999
(In thousands except for per share amount)

ASSETS
Investments at value (cost $180,865)                               $176,782
Short-term obligations                                                  400
                                                                   --------
                                                                    177,182
Cash                                                       52
Receivable for:
  Interest                                             $3,251
  Investments sold                                         90
Other                                                       2         3,395
                                                       ------      --------
  Total assets                                                      180,577
                                                                   --------
LIABILITIES
Payable for:
  Investments purchased                                 1,084
  Distributions -- common shares                          558
  Distributions -- preferred shares                         6
  Variation margin on futures                              84
Accrued:
  Management fee                                           98
  Bookkeeping fee                                           4
  Deferred Trustees fees                                    4
Other                                                      73
                                                       ------
  Total liabilities                                                   1,911
                                                                   --------
NET ASSETS                                                         $178,666
                                                                   --------
COMPOSITION OF NET ASSETS
Auction Preferred Shares (2 shares issued and
  outstanding at $25,000 per share)                                $ 60,000
Capital paid in -- common shares                                    127,121
Undistributed net investment income                                      98
Accumulated net realized loss                                        (4,760)
Net unrealized appreciation (depreciation) on:
  Investments                                                        (4,083)
  Open futures contracts                                                290
                                                                   --------
                                                                   $178,666
                                                                   --------
NET ASSETS at value for 11,509 common shares of
  beneficial interest outstanding                                  $118,660
                                                                   --------
Net asset value per common share                                   $  10.31
                                                                   --------
NET ASSETS at value including undeclared dividends
  for 2 preferred shares outstanding                               $ 60,006
                                                                   --------

See notes to financial statements.

-----------------------
STATEMENT OF OPERATIONS
-----------------------
For the Period Ended November 30, 1999(a)
(In thousands)

INVESTMENT INCOME
Interest                                                             $  7,886
EXPENSES
Management fee                                         $    860
Transfer agent fee                                           43
Bookkeeping fee                                              37
Trustees fee                                                 19
Custodian fee                                                 3
Audit fee                                                    57
Legal fee                                                     6
Reports to shareholders                                      19
Preferred shares remarketing commissions                     40
Other                                                       109         1,193
                                                       --------      --------
Net Investment Income                                                   6,693
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain on:
  Investments                                               322
  Closed futures contracts                                  722
                                                       --------
    Net realized gain                                                   1,044
Net change in unrealized appreciation/depreciation
  during the period on:
  Investments                                          (14,219)
  Open futures contracts                                    310
                                                       --------
    Net Change in Unrealized Appreciation/Depreciation                (13,909)
                                                                     --------
Net Loss                                                              (12,865)
                                                                     --------
Decrease in net assets from operations                               $ (6,172)
                                                                     --------

(a) The Fund changed its fiscal year end from December 31 to November 30.

See notes to financial statements.

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
(In thousands)

                                                       PERIOD ENDED  YEAR ENDED
                                                        NOVEMBER 30  DECEMBER 31
INCREASE (DECREASE) IN NET ASSETS                         1999(a)      1998
--------------------------------------------------------------------------------

OPERATIONS
Net investment income                                   $   6,693    $   6,877
Net realized gain                                           1,044        2,131
Net change in unrealized appreciation/depreciation        (13,909)      (1,260)
                                                        ---------    ---------
    Net Increase (Decrease) from Operations                (6,172)       7,748

DISTRIBUTIONS
From net investment income -- common shares                (6,025)      (6,984)
From net investment income -- preferred shares               (570)        --
In excess of net investment income -- common shares          --            (25)
                                                        ---------    ---------

                                                          (12,767)         739

Fund Share Transactions:
Preferred share offering (net of $809 offering costs)      59,191         --
                                                        ---------    ---------
    Total Increase (Decrease)                             (46,424)         739

NET ASSETS
Beginning of period                                       132,242      131,503
                                                        ---------    ---------

End of period (including undistributed net investment
 income of $98 and none, respectively)                  $ 178,666    $ 132,242
                                                        ---------    ---------

NUMBER OF FUND SHARES
Common:
 Outstanding                                               11,509       11,509
                                                        ---------    ---------
Preferred:
 Issued in initial offering                                     2         --
Outstanding at

 Beginning of period                                         --           --
                                                        ---------    ---------
 End of period                                                  2         --
                                                        ---------    ---------

(a) The Fund changed its fiscal year end from December 31 to November 30.

See notes to financial statements.

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

November 30, 1999

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION
Colonial Investment Grade Municipal Trust (the Trust), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Trust's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Trust authorized an unlimited number of common shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to common shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares (APS) is generally seven days. The applicable dividend rate for the Auction Preferred Shares on November 30, 1999 was 3.90%. For the period ended November 30, 1999, the Trust paid dividends to Auction Preferred shareholders amounting to $569,859 representing an average APS dividend rate for such period of 3.59%.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $18,000 annually, plus 0.0233% annually of the Trust's average net assets over $50 million.

OTHER
The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 3: PREFERRED SHARE OFFERING
On August 26, 1999, the Trust offered and currently has outstanding 2,400 Auction Preferred Shares. The Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared). Total proceeds, net of commissions, of $59,250,000 were received upon completion of the offering.

Cost incurred by the Trust in connection with the offerings of the Auction Preferred Shares totalling $809,649 were recorded as a reduction of capital paid in excess of par applicable to common shares.

Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At November 30, 1999 there were no such restrictions on the Trust.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the period ended November 30, 1999, purchases and sales of investments, other than short-term obligations, were $95,942,953 and $35,712,961, respectively.

Unrealized appreciation (depreciation) at November 30, 1999, based on cost of investments for both financial statement and federal income tax purposes was approximately:

    Gross unrealized appreciation                             $ 4,506,000
    Gross unrealized depreciation                              (8,589,000)
                                                              -----------
    Net unrealized depreciation                               $(4,083,000)
                                                              ===========

CAPITAL LOSS CARRYFORWARDS
At November 30, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

        YEAR OF EXPIRATION            CAPITAL LOSS CARRYFORWARD

               2002                          $  454,000
               2003                           2,611,000
               2004                           1,455,000
                                             ----------
                                             $4,520,000
                                             ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
The Trust had greater than 10% of its net assets at November 30, 1999, invested in Illinois, Massachusetts, New York and Texas.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Trust may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Trust's Statement of Assets and Liabilities at any given time.

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                            PERIOD ENDED
                                             NOVEMBER 30                      YEAR ENDED DECEMBER 31
                                            ------------         -----------------------------------------------
                                               1999(a)             1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 11.490           $ 11.430     $ 10.870     $ 11.050     $  9.930
                                              --------           --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                            0.583              0.600        0.620        0.630        0.644
Net realized and unrealized gain
(loss)                                          (1.119)             0.069        0.575       (0.193)       1.111
Preferred share offering cost                   (0.070)              --           --           --           --
                                              --------           --------     --------     --------     --------
    Total from Investment Operations            (0.606)             0.669        1.195        0.437        1.755
                                              --------           --------     --------     --------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income -- common
  shares                                        (0.524)            (0.607)      (0.635)      (0.617)      (0.635)
From net investment income --
  preferred shares                              (0.050)              --           --           --           --
In excess of net investment income                --               (0.002)        --           --           --
                                              --------           --------     --------     --------     --------
    Total Distributions Declared to
      Shareholders                              (0.574)            (0.609)      (0.635)      (0.617)      (0.635)
                                              --------           --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $ 10.310           $ 11.490     $ 11.430     $ 10.870     $ 11.050
                                              --------           --------     --------     --------     --------
Market price per share -- common shares       $  9.062           $ 11.187     $ 10.560     $ 10.130     $  9.880
                                              --------           --------     --------     --------     --------
Total return based on market value --
  common shares (b)                            (14.64)%(c)          11.94%       10.76%        9.06%       13.87%
                                              --------           --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                      1.03%(e)(f)        0.77%        0.83%        0.88%        1.08%
Net investment income (d)                         5.26%(e)(f)        5.24%        5.63%        5.80%        6.08%
Portfolio turnover                                  25%(c)             24%          21%          20%          37%
Net assets at end of period (000) --
  Total Fund                                  $178,666           $132,242     $131,503     $125,125     $127,118

(a) The Fund changed its fiscal year end from December 31 to November 30.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.
(f) Annualized.

--------------------------------------------------------------------------------
1999 FEDERAL INCOME TAX INFORMATION (UNAUDITED)

All of the distributions will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------

TO THE TRUSTEES AND THE SHAREHOLDERS OF COLONIAL INVESTMENT GRADE MUNICIPAL
TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Investment Grade Municipal Trust (the "Trust") at November 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2000

DIVIDEND REINVESTMENT PLAN

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of Trust shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. However, if the market price of shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares. The aggregate market value of the shares may constitute taxable income to shareholders for federal income tax purposes.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan. A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to BankBoston, NA, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Investment Grade Municipal Trust is:

BankBoston, NA
100 Federal Street
Boston, MA 02110
1-800-730-6001

The Colonial Investment Grade Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Investment Grade Municipal Trust.

TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (former Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

-------------------------------------------------------
COLONIAL INVESTMENT GRADE MUNICIPAL TRUST ANNUAL REPORT
-------------------------------------------------------

                                                     IG-02/316I-1199 (1/00) 00/8